STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated other comprehensive loss:
Accumulated unrealized gain (loss) on available-for-sale marketable securities	$ 321	$ (349)	$ (123)
Accumulated unrealized loss on foreign currency cash flows hedge transactions gain (loss)	(846)	(418)	159
Accumulated other comprehensive gain (loss)	$ (525)	$ (767)	$ 36